Gross Realized Gains and Gross Realized Losses from Sales of Available for Sale Securities and Dividends and Interest on Such Securities (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR
Gain (Loss) on Investments [Line Items]
Gross realized gains on sale	$ 17.5	782.6	5,691.3	3,963.6
Gross realized losses on sale	(9.1)	(406.9)	(1,116.4)	(1,023.7)
Realized gains (losses), net	8.4	375.7	4,574.9	2,939.9
Dividends and interest	914.7	40,739.8	33,304.6	35,636.9
Total	$ 923.1	41,115.5	37,879.5	38,576.8